Investment Risks - Parvin Hedged Equity Solari World Fund	Mar. 31, 2026
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PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested.

Equity Risk [Member]
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Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

Foreign Securities Risk [Member]
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Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Adr Risk [Member]
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ADR Risk: In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADRs, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk [Member]
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Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Hedging Risk [Member]
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Hedging Risk: Hedging is a strategy in which the Fund uses an option to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective potentially resulting in losses for the Fund.

Options Risks [Member]
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Options Risks: The Fund may lose money using options, regardless of the purpose for using such instruments. Using options may increase the volatility of the Fund’s net asset value and may involve a small investment relative to the risk assumed. The Adviser’s option strategy may not perform as expected, resulting in potential losses for the Fund.

Investment Risk [Member]
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Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Largecapitalization Risk [Member]
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Risk [Text Block]	Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Management Risk [Member]
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Management Risk: The Fund is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Sub-Adviser’s dependence on the Solari investment screen strategy and its own judgments about the profitability, attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be misplaced and may not produce the desired results. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives.

Market And Geopolitical Risk [Member]
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Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

Sector Risk [Member]
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Sector Risk: The Fund may focus its investments in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Risk Lose Money [Member]
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Risk [Text Block]	As with all mutual funds, there is risk that you could lose money through your investment in the Fund